Financial Instruments	6 Months Ended
Mar. 31, 2020
Fair Value Disclosures [Abstract]
Financial Instruments

10. Financial Instruments

Credit Risk:

Concentration of credit risk with the Company’s customer is limited due to the Company’s customer base and the diversity of its sales throughout the world. The Company performs ongoing credit evaluations and maintains a provision for potential credit losses when deemed necessary. The Company generally does not require collateral for its trade accounts receivable.

Forward Contracts:

The Company enters into forward foreign exchange contracts to hedge its foreign currency exposure on future production expenses denominated in various foreign currencies (i.e. cash flow hedges). The Company monitors its positions and the credit quality of, the financial institutions that are party to its financial transactions.

As of September 30, 2018 and 2019 and March 31, 2020, the Company had the following outstanding forward foreign exchange contracts (all outstanding contracts have maturities of less than four months from March 31, 2020):

September 30, 2018
Foreign Currency	Foreign Currency Amount		US Dollar Amount	Weighted Average Exchange Rate Per USD
Canadian dollar	17,463	in exchange for	$ 13,525	$1.28

September 30, 2019
Foreign Currency	Foreign Currency Amount		US Dollar Amount	Weighted Average Exchange Rate Per USD
Canadian dollar	9,376	in exchange for	$ 7,018	$1.33

March 31, 2020
Foreign Currency	Foreign Currency Amount		US Dollar Amount	Weighted Average Exchange Rate Per USD
Canadian dollar	9.376	in exchange for	$ 7,113	$1.33

The loss capitalized to productions and loss/gain recognized in the accompanying consolidated statements of operations for the years ended September 30, 2018 and 2019 and six months ended March 31, 2020 related to foreign currency derivatives was immaterial.